Goodwill and Other intangible assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes to Goodwill [Abstract]
Beginning balance	$ 213.3	$ 212.5
Foreign currency translation adjustments	0.6	(0.6)
Goodwill resulting from acquisition	2.2	1.4
Ending balance	216.1	213.3	212.5
Intangible Assets, Combined Indefinite lived and Finite lived Intangible Assets by Major Class [Line Items]
Gross carrying amount total	105.0	102.8
Accumulated amortization	41.9	36.3
Net carrying amount	63.1	66.5
Useful life (in years)	10 years
Finite-Lived Intangible Assets, Net [Abstract]
Amortization expense relating to intangible assets	5.4	5.4	4.4
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2013		2.2
2014		1.6
2015		1.5
2016		1.0
2017		0.2
Minimum [Member]
Intangible Assets, Combined Indefinite lived and Finite lived Intangible Assets by Major Class [Line Items]
Useful life (in years)	5 years
Maximum [Member]
Intangible Assets, Combined Indefinite lived and Finite lived Intangible Assets by Major Class [Line Items]
Useful life (in years)	20 years
Trademarks [Member]
Intangible Assets, Combined Indefinite lived and Finite lived Intangible Assets by Major Class [Line Items]
Gross carrying amount total	55.0	55.0
Accumulated amortization	0	0
Net carrying amount	55.0	55.0
Technology [Member]
Intangible Assets, Combined Indefinite lived and Finite lived Intangible Assets by Major Class [Line Items]
Gross carrying amount total	16.0	16.0
Accumulated amortization	16.0	14.7
Net carrying amount	0	1.3
Patents & Other Trademarks [Member]
Intangible Assets, Combined Indefinite lived and Finite lived Intangible Assets by Major Class [Line Items]
Gross carrying amount total	12.9	12.5
Accumulated amortization	9.9	9.1
Net carrying amount	3.0	3.4
Customer Database [Member]
Intangible Assets, Combined Indefinite lived and Finite lived Intangible Assets by Major Class [Line Items]
Gross carrying amount total	4.9	4.9
Accumulated amortization	4.9	4.9
Net carrying amount	0	0
Foam Formula [Member]
Intangible Assets, Combined Indefinite lived and Finite lived Intangible Assets by Major Class [Line Items]
Gross carrying amount total	3.7	3.7
Accumulated amortization	3.7	3.4
Net carrying amount	0	0.3
Reacquired Rights [Member]
Intangible Assets, Combined Indefinite lived and Finite lived Intangible Assets by Major Class [Line Items]
Gross carrying amount total	5.8	5.6
Accumulated amortization	5.3	3.3
Net carrying amount	0.5	2.3
Customer Relationships [Member]
Intangible Assets, Combined Indefinite lived and Finite lived Intangible Assets by Major Class [Line Items]
Gross carrying amount total	6.7	5.1
Accumulated amortization	2.1	0.9
Net carrying amount	4.6	4.2
North America [Member]
Changes to Goodwill [Abstract]
Beginning balance	108.5	109.0
Foreign currency translation adjustments	0.4	(0.5)
Goodwill resulting from acquisition	0	0
Ending balance	108.9	108.5
International [Member]
Changes to Goodwill [Abstract]
Beginning balance	104.8	103.5
Foreign currency translation adjustments	0.2	(0.1)
Goodwill resulting from acquisition	2.2	1.4
Ending balance	$ 107.2	$ 104.8